A. Organization, Business and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011
Numerator:
Net income (loss)									$ 1,698	$ 299
Net income (loss) attributable to common stockholders – diluted (1)									(2,161)	(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic									61,593	59,474
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)									72,749	82,302
Basic net income (loss) per common share (1)	$ (0.11)	$ 0.02	$ 0.02	$ 0.02	$ (0.04)	$ 0.05	$ 0.03	$ (0.13)	$ 0.01	$ 0.00
Diluted net income (loss) per common share (1)	$ (0.11)	$ 0.00	$ 0.00	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.04)
Restated
Numerator:
Net income (loss)									1,698	299
Net income attributable to participating securities (1)									(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)									856	148
Less gain (loss) on warrant liability for participating common warrants (1)									3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)									$ (2,161)	$ (3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic									61,593	59,474
Effect of potentially dilutive securities: Common stock warrants (1)									9,448	26,388
Effect of potentially dilutive securities: Convertible preferred warrants									0	0
Effect of potentially dilutive securities: Convertible preferred stock									0	0
Effect of potentially dilutive securities: Common stock options									0	0
Effect of potentially dilutive securities: Non-participating common stock warrants									0	0
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)									71,041	85,862
Basic net income (loss) per common share (1)									$ 0.01	$ 0
Diluted net income (loss) per common share (1)									$ (0.03)	$ (0.04)